EQUITY METHOD INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 6 — EQUITY METHOD INVESTMENTS

Equity method investments are included within other long-term assets in the condensed consolidated balance sheets. As of June 30, 2022, the investment in Midnight Theatre and Crafthouse Cocktails amounted to $1,000,000 and $1,456,600, respectively.

Midnight Theatre

Midnight Theatre commenced operations in late June 2022. The equity in earnings or losses during the three and six months ended June 30, 2022 were negligible, and thus have not been recorded. The Company expects to commence recording equity in earnings or losses related to its equity method investment in Midnight Theatre during the third quarter of 2022.

Crafthouse Cocktails

During the six months ended June 30, 2022, the Crafthouse Note discussed in Note 5 was converted and Dolphin was issued common memberships interests of Crafthouse Cocktails. During the three and six months ended June 30, 2022, the Company received an additional $1,000,000 of equity investment in Stanton South LLC in connection with an agreement to render marketing services to Crafthouse Cocktails during a two-year term commencing on November 15, 2021. In addition, during the three and six months ended June 30, 2022, the Company recorded a loss of $23,400 and $43,400, respectively, in connection with its equity method investment in Crafthouse Cocktails.

NOTE 11 — EQUITY METHOD INVESTMENTS

As of December 31, 2021, Investments consisted of Class A and Class B units of JDDC Elemental LLC, a Limited Liability Company operating under the name Midnight Theatre (“Midnight Theatre”). The Company will manage all aspects of publicity and marketing for the venue, as well as facilitate talent and commercial relationships within the entertainment and culinary industries. The Company has a balance of $1,000,000 on its consolidated balance sheet as of December 31, 2021, related to this investment, which represent an ownership percentage of approximately 13%. The Company evaluated this investment under the VIE guidance and determined the Company is not the primary beneficiary of Midnight Theatre, however it does exercise significant influence over Midnight Theatre; as a result it accounts for its investment in Midnight Theatre under the equity method of accounting. As the investment was made on December 30, 2021, the investment is currently recorded at cost as of December 31, 2021 and there have been no equity in earnings or losses of Midnight Theatre recorded for the year ended December 31, 2021.

Investments held by the Company during 2020 represented an investment in equity securities of The Virtual Reality Company (“VRC”), a privately held company. The Company’s $220,000 investment in VRC represented less than a 1% noncontrolling ownership interest in VRC and there was no market for VRC’s common stock. These shares did not have a readily determinable fair value and as such, the Company elected to account for them at cost less any impairments. During the year ended December 31, 2020, the Company determined that the fair value of its investment in VRC was less than its carrying amount and impaired the investment in VRC in the amount of $220,000. The impairment was recorded in selling, general and administrative expenses in our consolidated statement of operations for the year ended December 31, 2020.